Consolidating financial information - Statement of comprehensive income (Details) - GBP (£) £ in Millions			3 Months Ended	12 Months Ended
		Oct. 09, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidating financial information
Profit/(loss) for the year				£ 2,084	£ 1,415	£ (5,248)
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)	[1]			(2,053)
- other movements				86	90	(1,049)
Profit/(loss) on remeasurement of retirement benefit schemes					90	(1,049)
Profit on fair value of credit in financial liabilities designated at				200	(126)
Fair value through other comprehensive income	[2]			48
Tax				502	(10)	288
Total - Items that do not qualify for reclassification				(1,217)	(46)	(761)
Items that do qualify for reclassification
Fair value through other comprehensive income				7	26	(94)
Cash flow hedges				(581)	(1,069)	765
Currency translation				310	100	1,263
Tax				189	256	(106)
Total - Items that do qualify for reclassification				(75)	(687)	1,828
Other comprehensive (loss)/income after tax				(1,292)	(733)	1,067
Total comprehensive (loss)/income for the period				792	682	(4,181)
Total comprehensive (loss)/income attributable to:
Non-controlling interests				17	52	121
Preference shareholders				182	234	260
Paid-in equity holders				288	394	244
Dividend access share						1,193
Ordinary shareholders				305	2	(5,999)
NatWest Markets Plc
Total comprehensive (loss)/income attributable to:
Funding contribution to retirement benefit schemes		£ 2	£ 53
Inter segment/consolidation adjustments
Consolidating financial information
Profit/(loss) for the year				(3,197)	800	9,403
Items that do not qualify for reclassification
Fair value through other comprehensive income				(2)
Total - Items that do not qualify for reclassification				(2)
Items that do qualify for reclassification
Fair value through other comprehensive income				(462)	315	(326)
Cash flow hedges				(332)	(417)	615
Currency translation				2,630	(373)	644
Tax				128	105	(149)
Total - Items that do qualify for reclassification				1,964	(370)	784
Other comprehensive (loss)/income after tax				1,962	(370)	784
Total comprehensive (loss)/income for the period				(1,235)	430	10,187
Total comprehensive (loss)/income attributable to:
Non-controlling interests				120	52	34
Preference shareholders						(23)
Paid-in equity holders					4	9
Ordinary shareholders				(1,355)	374	10,167
RBSG plc
Consolidating financial information
Profit/(loss) for the year				2,424	1,284	(5,409)
Items that do qualify for reclassification
Cash flow hedges				78	(204)	189
Tax				(15)	38	(35)
Total - Items that do qualify for reclassification				63	(166)	154
Other comprehensive (loss)/income after tax				63	(166)	154
Total comprehensive (loss)/income for the period				2,487	1,118	(5,255)
Total comprehensive (loss)/income attributable to:
Preference shareholders				182	234	260
Paid-in equity holders				288	390	235
Dividend access share						1,193
Ordinary shareholders				2,017	494	(6,943)
NWM Plc
Consolidating financial information
Profit/(loss) for the year				(305)	(983)	(3,451)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes					4	63
Profit on fair value of credit in financial liabilities designated at				121	(68)
Fair value through other comprehensive income				22
Tax				(24)	(18)	(21)
Total - Items that do not qualify for reclassification				57	(82)	42
Items that do qualify for reclassification
Fair value through other comprehensive income				(339)	52	(61)
Cash flow hedges				223	(424)	(40)
Currency translation				168	(22)	(90)
Tax				36	93	28
Total - Items that do qualify for reclassification				88	(301)	(163)
Other comprehensive (loss)/income after tax				145	(383)	(121)
Total comprehensive (loss)/income for the period				(160)	(1,366)	(3,572)
Total comprehensive (loss)/income attributable to:
Preference shareholders						23
Ordinary shareholders				(160)	(1,366)	(3,595)
Subsidiaries
Consolidating financial information
Profit/(loss) for the year				3,162	314	(5,791)
Items that do not qualify for reclassification
Profit/(loss) on remeasurement of retirement benefit schemes					86	(1,112)
Profit on fair value of credit in financial liabilities designated at				79	(58)
Fair value through other comprehensive income				28
Tax				526	8	309
Total - Items that do not qualify for reclassification				(1,272)	36	(803)
Items that do qualify for reclassification
Fair value through other comprehensive income				808	(341)	293
Cash flow hedges				(550)	(24)	1
Currency translation				(2,488)	495	709
Tax				40	20	50
Total - Items that do qualify for reclassification				(2,190)	150	1,053
Other comprehensive (loss)/income after tax				(3,462)	186	250
Total comprehensive (loss)/income for the period				(300)	500	(5,541)
Total comprehensive (loss)/income attributable to:
Non-controlling interests				(103)		87
Ordinary shareholders				£ (197)	£ 500	£ (5,628)

[1]	On 17 April 2018 RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc cannot continue to be a participant in the Main section and separate arrangements are required for its employees. Under the MoU NatWest Bank made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NatWest Markets Plc is required to make a £53 million contribution to the NWM section in Q1 2019.
[2]	Refer to Note 33 for further information on the impact of IFRS 9 on classification and basis of preparation, year ended 31 December 2018 prepared under IFRS 9 and prior years under IAS 39.